Financial Instruments - Net Unrealized Gain (Losses) on Open Contracts (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ (248,756)	$ 1,293,243
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ (300,605)	$ 774,574
Longest maturity date	Mar. 31, 2017	Mar. 31, 2016
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ 51,849	$ 518,669
Longest maturity date	Mar. 31, 2016	Mar. 31, 2015
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ (214,004)	$ 2,744,445
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ (456,505)	$ 2,349,455
Longest maturity date	Jun. 30, 2018	Jun. 30, 2017
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ 242,501	$ 394,990
Longest maturity date	Mar. 31, 2016	Mar. 31, 2015
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ 240,259	$ 1,166,581
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ 292,925	$ 1,355,696
Longest maturity date	Dec. 31, 2018	Mar. 31, 2018
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net Unrealized Gains (Losses) on Open Contracts	$ (52,666)	$ (189,115)
Longest maturity date	Jun. 30, 2016	Jun. 30, 2015